Related Party Transactions (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014	Jan. 31, 2016	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to Related Parties			$ 130,000	$ 350,000
Repayments of Related Party Debt	$ 281,191	$ 220,000	$ 220,000	$ 0
Debt Instrument Penalty Rate Stated Percentage	8.50%
Debt Instrument, Interest Rate, Stated Percentage	14.50%					14.50%
Loans Receivable Penalty Interest Rate						8.50%
Executive Officer [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 151,191
Loans Receivable, Basis Spread on Variable Rate					6.00%